SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions
The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2016, 2015 and 2014 was estimated using the following assumptions:

	2016	2015	2014

Expected stock price volatility	37.7% – 40.3%	35.07% – 38.97%	37.23% – 39.14%
Expected option life (in years)	3 – 5.5	3 – 4	2.87 – 4
Risk free interest rate	0.92% – 1.79%	0.92% – 1.39%	0.48% – 1.34%
Dividend yield	5%	5%	5% – 4.6%

Schedule of Stock Option Activity
The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2016		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	277,500	$7.60	235,000	$8.28	145,000	$6.50
Granted	250,000	8.10	120,000	7.15	215,000	8.66
Forfeited	(177,400)	7.56	(77,500)	8.67	(40,000)	8.79
Exercised	(20,100)	6.50	-	-	(85,000)	6.50

Outstanding at the end of the year	330,000	$7.97	277,500	$7.60	235,000	8.28

Exercisable options	20,000	$7.15	30,000	$6.50	20,000	$6.50